CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications Inc.	2,463,296	$93,531,349

Entertainment - 1.9%
Walt Disney Co.	1,280,670	120,805,601	*

Media - 2.1%
Comcast Corp., Class A Shares	4,593,520	134,727,942

TOTAL COMMUNICATION SERVICES		349,064,892

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.5%
General Motors Co.	1,101,500	35,347,135

Specialty Retail - 2.3%
Home Depot Inc.	518,470	143,066,612

TOTAL CONSUMER DISCRETIONARY		178,413,747

CONSUMER STAPLES - 8.8%
Beverages - 2.2%
Coca-Cola Co.	2,507,040	140,444,381

Food Products - 4.3%
Mondelez International Inc., Class A Shares	2,438,710	133,714,469
Nestle SA, ADR	1,267,340	136,378,457

Total Food Products		270,092,926

Household Products - 2.3%
Procter & Gamble Co.	1,158,940	146,316,175

TOTAL CONSUMER STAPLES		556,853,482

ENERGY - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
Chesapeake Energy Corp.	682,050	64,255,930
Enbridge Inc.	4,911,633	182,221,584
EQT Corp.	1,508,910	61,488,083
Pioneer Natural Resources Co.	382,720	82,870,362
Williams Cos. Inc.	6,671,400	191,002,182

TOTAL ENERGY		581,838,141

FINANCIALS - 14.8%
Banks - 6.0%
Bank of America Corp.	4,669,750	141,026,450
JPMorgan Chase & Co.	834,110	87,164,495
PNC Financial Services Group Inc.	570,490	85,242,616
US Bancorp	1,614,700	65,104,704

Total Banks		378,538,265

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2022 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - 1.1%
Blackstone Inc.	859,200	$71,915,040

Diversified Financial Services - 2.5%
Apollo Global Management Inc.	3,355,054	156,010,011

Insurance - 5.2%
American International Group Inc.	1,910,600	90,715,288
MetLife Inc.	1,753,015	106,548,251
Travelers Cos. Inc.	844,260	129,340,632

Total Insurance		326,604,171

TOTAL FINANCIALS		933,067,487

HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 2.2%
Becton Dickinson and Co.	623,950	139,034,779

Health Care Providers & Services - 2.9%
UnitedHealth Group Inc.	361,830	182,738,623

Pharmaceuticals - 7.5%
Johnson & Johnson	901,307	147,237,512
Merck & Co. Inc.	1,761,290	151,682,295
Pfizer Inc.	2,566,050	112,290,348
Zoetis Inc.	391,850	58,107,436

Total Pharmaceuticals		469,317,591

TOTAL HEALTH CARE		791,090,993

INDUSTRIALS - 11.5%
Aerospace & Defense - 5.0%
Northrop Grumman Corp.	227,500	106,997,800
Raytheon Technologies Corp.	2,522,580	206,498,399

Total Aerospace & Defense		313,496,199

Air Freight & Logistics - 2.0%
United Parcel Service Inc., Class B Shares	801,100	129,409,694

Commercial Services & Supplies - 2.1%
Waste Management Inc.	807,940	129,440,068

Machinery - 0.4%
Otis Worldwide Corp.	437,990	27,943,762

Road & Rail - 2.0%
Union Pacific Corp.	639,470	124,581,545

TOTAL INDUSTRIALS		724,871,268

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.4%
Cisco Systems Inc.	2,162,720	86,508,800

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy Fund 2022 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
IT Services - 3.7%
Mastercard Inc., Class A Shares	369,360	$105,023,822
Visa Inc., Class A Shares	718,530	127,646,855

Total IT Services		232,670,677

Semiconductors & Semiconductor Equipment - 3.0%
Broadcom Inc.	185,570	82,394,936
Intel Corp.	2,329,390	60,028,380
Texas Instruments Inc.	314,340	48,653,545

Total Semiconductors & Semiconductor Equipment		191,076,861

Software - 7.3%
Microsoft Corp.	1,280,150	298,146,935
Oracle Corp.	1,506,130	91,979,359
SAP SE	862,200	70,265,134	(a)

Total Software		460,391,428

Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.	1,984,592	274,270,614

TOTAL INFORMATION TECHNOLOGY		1,244,918,380

MATERIALS - 7.6%
Chemicals - 4.8%
Linde PLC	622,820	167,906,044
PPG Industries Inc.	1,187,040	131,393,457

Total Chemicals		299,299,501

Construction Materials - 2.2%
Vulcan Materials Co.	886,390	139,792,567

Metals & Mining - 0.6%
Freeport-McMoRan Inc.	1,464,850	40,034,351

TOTAL MATERIALS		479,126,419

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	483,630	103,835,361
Boston Properties Inc.	519,520	38,948,414

TOTAL REAL ESTATE		142,783,775

UTILITIES - 4.0%
Electric Utilities - 1.3%
Edison International	1,483,236	83,921,493

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2022 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
Multi-Utilities - 2.7%
Public Service Enterprise Group Inc.			511,820	$28,779,639
Sempra Energy			922,210	138,276,167

Total Multi-Utilities				167,055,806

TOTAL UTILITIES				250,977,299

TOTAL COMMON STOCKS (COST - $3,992,446,053)				6,233,005,883

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%††
Finance America NIM Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	*(b)(c)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,992,519,502)				6,233,005,884

			SHARES
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	2.482%		53,761,777	53,761,777
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	2.615%		13,440,444	13,440,444	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $67,202,221)				67,202,221

TOTAL INVESTMENTS - 100.0% (Cost - $4,059,721,723)				6,300,208,105
Liabilities in Excess of Other Assets - (0.0)%††				(1,558,743)

TOTAL NET ASSETS - 100.0%				$6,298,649,362

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of September 30, 2022.

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $13,440,444 and the cost was $13,440,444 (Note 2).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Information Technology	$1,174,653,246	$70,265,134	—	$1,244,918,380
Other Common Stocks	4,988,087,503	—	—	4,988,087,503
Asset-Backed Securities	—	1	—	1

Total Long-Term Investments	6,162,740,749	70,265,135	—	6,233,005,884

Short-Term Investments†	67,202,221	—	—	67,202,221

Total Investments	$6,229,942,970	$70,265,135	—	$6,300,208,105

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$10,861,864	$111,973,687	111,973,687	$109,395,107	109,395,107	—	$86,904	—	$13,440,444

7